Income Taxes - Schedule of Reconciliation Between Provision for Income Taxes and Amount Computed by Applying Federal Statutory Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	$ (161)	$ 1,476	$ 1,550
Increase (decrease) in provision for income taxes as a result of:
State income taxes, net of federal tax benefit	91	118	145
Non-deductible goodwill	1,276	0	0
Internal legal entity restructuring	(191)	0	0
Income tax credits, net of amortization	(173)	(233)	(195)
Tax-exempt interest	(157)	(109)	(86)
Other, net	53	(2)	(6)
Provision for income taxes	$ 738	$ 1,250	$ 1,408
Effective Income Tax Rate Reconciliation, Tax Credit, Percent [Abstract]
Federal Income Taxes at Stuatory Rate, Percent	21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit	(11.90%)	1.70%	2.00%
Non-deductible goodwill	(166.80%)	0.00%	0.00%
Internal legal entity restructuring	25.00%	0.00%	0.00%
Income tax credits, net of amortization	22.60%	(3.30%)	(2.60%)
Tax-exempt interest	20.50%	(1.60%)	(1.20%)
Other, net	(6.90%)	0.00%	(0.10%)
Effective Income Tax Rate, Percent	(96.50%)	17.80%	19.10%